Submission	May 14, 2026
Submission [Line Items]
Central Index Key	0001120914
Registrant Name	PDF SOLUTIONS INC
Registration File Number	333-295834
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES